Stock-Based Compensation - Schedule of Valuation Assumptions (Details) - Stock options - USD ($)	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate	2.00%	0.80%	1.50%
Expected volatility	18.00%	18.60%	15.30%
Expected life (in years)	7 years	7 years	7 years
Expected dividend yield	$ 0.027	$ 0.025	$ 0.026